Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI Australia ETF(a)(b)	58,714	$1,279,965

Total Investment Companies — 100.2% (Cost: $1,195,163)		1,279,965

Short-Term Investments

Money Market Funds — 43.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(a)(c)(d)	556,183	556,406
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(c)	697	697

		557,103

Total Short-Term Investments — 43.6% (Cost: $556,946)		557,103

Total Investments in Securities — 143.8% (Cost: $1,752,109)		1,837,068

Other Assets, Less Liabilities — (43.8)%		(559,283)

Net Assets — 100.0%		$1,277,785

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	241,752	314,431	(a)	—		556,183	$556,406	$674	(b)	$23	$133
BlackRock Cash Funds: Treasury, SL Agency Shares	705	—		(8	)(a)	697	697	16		—	—
iShares MSCI Australia ETF	55,268	8,414		(4,968)		58,714	1,279,965	41,086		(11,175)	(23,078)

							$1,837,068	$41,776		$(11,152)	$(22,945)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,579,000	USD	2,478,404	MS	06/04/19	$4,349
USD	1,264,422	AUD	1,792,000	MS	06/04/19	21,311

						25,660

AUD	5,000	USD	3,532	MS	06/04/19	(63)
USD	1,241,587	AUD	1,792,000	MS	06/04/19	(1,524)
USD	1,284,285	AUD	1,854,000	MS	07/02/19	(2,945)

						(4,532)

	Net unrealized appreciation					$21,128

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI Australia ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,279,965	$—	$—	$1,279,965
Money Market Funds	557,103	—	—	557,103

	$1,837,068	$—	$—	$1,837,068

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$25,660	$—	$25,660
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,532)	—	(4,532)

	$—	$21,128	$—	$21,128

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC
Currency Abbreviations

AUD	Australian Dollar

USD	United States Dollar

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